Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Share Based Payments [Abstract]
Schedule of Share Option Plan	Tiziana Life Sciences PLC Share Option Plan
	2023		2022 Restated		2021
	Weighted		Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	59	6,724	90	22,234	67	17,024
Granted	-	-	-	-	166	5,210
Forfeited/Cancelled	(44)	(103)	(92)	(15,510)	-	-
Exercised	-	-	-	-	-	-

Outstanding at 31 December	62	6,621	59	6,724	90	22,234

Exercisable at 31 December	60	2,829	58	2,732	54	7,616

Schedule of Share Options Expiry Dates and Exercise Price	Share options outstanding at the end of the year have the following expiry dates and exercise prices:
Grant Date	Expiry Date	Exercise Price	Share Options at 31 December 2023 (’000)
26 June 2014	26 June 2024	$0.47	1,831
30 April 2018	30 April 2028	$1.10	500
6 May 2020	5 May 2028	$0.47	3,690
23 July 2020	26 July 2030	$2.11	100
25 August 2020	24 August 2030	$1.98	500
Total			6,621
Grant Date	Expiry Date	Exercise Price	Share Options as at 31 December 2023 (’000)
01 August 2022	01 August 2032	$0.74	725
04 November 2022	04 November 2032	$0.67	1,850
14 March 2023	14 March 2033	$0.57	993
26 July 2023	26 July 2033	$0.67	700
Total			4,268

Schedule of Model Inputs for Options Granted Under the Black Scholes Valuation Model	The model inputs for options granted during the year ended 31 December 2022 valued under the Black-Scholes-Merton model included:
	4 November 2022	1 August 2022

Grant date share price	$0.679	$0.741
Exercise share price	$0.679	$0.741
Risk free rate	-0.10% to -0.02%	0.32% to 0.65%
Expected volatility	99% to 122%	90% to 126%
Option life	10 years	10 years
Weighted average share price	$0.67	$0.741
Weighted average fair value per share option	$0.690	$0.690
	26 July 2023	14 March 2023

Grant date share price	$0.67	$0.57
Exercise share price	$0.67	$0.57
Risk free rate	3.88%	3.88%
Expected volatility	118%	119%
Option life	10 years	10 years
Weighted average share price	$0.67	$0.57
Weighted average fair value per share option	$0.67	$0.57
	21 January 2020	21 January 2020	1 June 2020

Grant date share price	£0.43	£0.43	£1.15
Exercise share price	£0.42	£0.35	£0.70
Risk free rate	0.64%	0.40%	0.04%
Expected volatility	61.7%	84.7%	111%

Schedule of Equity Incentive Plan
	2023		2022
	Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	69	2,575	-	-
Granted	61	1,753	69	2,575
Forfeited/Cancelled	(57)	(60)	-	-
Exercised	-	-	-	-

Outstanding at 31 December	73	4,268	69	2,575

Exercisable at 31 December	-	-	-	-

Schedule of Estimated the Fair Value of Warrants Using
	2023 $000	2022 $000	2021 $000

Outstanding at 1 January	697	697	697
Exercised	(438)	-	-
Expired	(259)	-	-

Outstanding at 31 December	-	697	697